Accrued interest liabilities	12 Months Ended
Dec. 31, 2011
Accrued Interest Liabilities [Abstract]
Accrued interest liabilities

11. Accrued interest liabilities

	December 31,	December 31,
	2011	2010
	$	$

Corporate bridge financing	1,390,672	462,571
Kingman credit agreement	15,302	13,523
Yabucoa - REC promissory note	2,961	-
Windstar senior secured notes	-	589,563
	1,408,935	1,065,657